Taxation - Operating losses carry forwards (Details) ¥ in Thousands	Dec. 31, 2020 CNY (¥)
Taxation
Net operating losses carry forwards	¥ 238,466
Net operating losses carry forwards, expire in December 31, 2021, if unused	21,464
Net operating losses carry forwards, expire in December 31, 2022, if unused	113,379
Net operating losses carry forwards, expire in December 31, 2023, if unused	37,137
Net operating losses carry forwards, expire in December 31, 2024, if unused	24,850
Net operating losses carry forwards, expire in December 31, 2025, if unused	¥ 41,636